Operating profit/(loss)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating profit/(loss)	Operating profit
Operating profit is stated after charging:

		Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	Note	€m	€m	€m
Staff costs	8	386.1	340.6	340.2
Depreciation of property, plant and equipment	12	79.8	63.4	59.8
Impairment of intangible assets	13	5.8	1.7	—
Amortization of intangible assets	13	8.8	8.2	7.8
Expense relating to low value and short-term leases		9.9	6.1	3.0
Exchange losses/(gains)		38.3	27.0	(2.8)
Research & development expenditure		19.3	19.2	17.6
Inventories recognized as an expense within cost of goods sold		1,949.8	1,694.3	1,627.9